EARN-OUT LIABILITY (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 29, 2022 tradingDay $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Number of shares issuable (in shares) | shares	1,858,966
Earnout liabilities | $		$ 13,775		$ 13,775		$ 0
Gain on change in fair value of earnout liabilities | $		$ (17,250)	$ 0	$ (17,250)	$ 0
Volatility | Valuation, Market Approach
Derivative [Line Items]
Earnout liabilities, measurement input		0.90		0.90
Risk-free rate | Valuation, Market Approach
Derivative [Line Items]
Earnout liabilities, measurement input		0.03		0.03
Derivative Instrument Tranche One
Derivative [Line Items]
Market price trigger (in dollars per share) | $ / shares	$ 12.50
Number of consecutive trading days	20
Number of trading days	30
Derivative Instrument Tranche Two
Derivative [Line Items]
Market price trigger (in dollars per share) | $ / shares	$ 15.00
Number of consecutive trading days	20
Number of trading days	30